Acquisitions (Supplemental Cash Flow Information Regarding Acquisitions) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Acquisitions [Abstract]
Assets acquired	$ 140
Liabilities assumed	(40)
Net assets acquired	101
Net cash paid	87
Seller financed debt	14
Purchase price	$ 101